Related parties (Details - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Additional post-employment obligation	R$ 0
Other long-term benefits	0
Executive key management
Related parties
Direct compensation to key management personnel related to social charges and short-term benefits	11,232	R$ 10,997	R$ 11,096
Compensation to key management personnel for stock option plan, recognized in the statement of profit or loss	R$ 768	R$ 21	R$ 99